Financial assets granted as collateral (Details 1) - BRL (R$) R$ in Thousands		Dec. 31, 2018	Dec. 31, 2017
Financial assets granted as collateral [Abstract]
Held for trading		R$ 801,182	R$ 801,182
Brazilian government securities			801,182
Available for sale	[1]		59,482,796
Brazilian government securities			53,039,884
Corporate debt securities			825,287
Bank debt securities			4,904,070
Brazilian sovereign bonds			713,555
Loans and advances to banks			123,691,195
Interbank investments		60,443,537	123,691,195	[2]
Total		R$ 0	R$ 183,975,173

[1]	In 2017, it included unrealized gains in the amount of R$3,246,351 thousand and unrealized losses in the amount of R$557,974 thousand;
[2]	Refers to reverse repurchase agreements in which the underlying security has subsequently been sold in a separate repurchase agreement.